Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303
Supplement dated May 18, 2026
to the
Buffalo Funds®
Prospectus dated July 29, 2025, as previously supplemented

Buffalo Growth Fund
Buffalo Mid Cap Discovery Fund
Buffalo Mid Cap Growth Fund

This supplement amends the Prospectus of the Buffalo Funds dated July 29, 2025, as previously supplemented.

Effective May 18, 2026, Mr. Grant LacKamp has been added as portfolio manager of the Buffalo Growth Fund (the “Growth Fund”) and Mr. Josh West will no longer serve as portfolio manager of the Growth Fund.

Also effective May 18, 2026, Messrs. Alan Norton and Thomas Norton have been added as co-portfolio managers of the Buffalo Mid Cap Discovery Fund (the “Mid Cap Discovery Fund”) and Mr. Dave Carlsen will no longer serve as a portfolio manager.

Also effective May 18, 2026, Mr. West will no longer serve as a co-portfolio manager of the Buffalo Mid Cap Growth Fund (the “Mid Cap Growth Fund”). Mr. Darren Schryer will continue to serve as portfolio manager of the Mid Cap Growth Fund.

Accordingly, the Prospectus is revised as described below. Information regarding Mr. West with respect to the Growth Fund and Mid Cap Growth Fund, and information regarding Mr. Carlsen with respect to the Mid Cap Discovery Fund should be disregarded.

Buffalo Growth Fund

The sub-section entitled “Summary Section – Buffalo Growth Fund – Management – Co-Portfolio Managers” is revised as follows:

Portfolio Manager. The Growth Fund is managed by:

Portfolio Manager	Years of Service as Portfolio Manager	Current Title
Grant LacKamp	*	Portfolio Manager

*Effective May 18, 2026, Mr. LacKamp became portfolio manager of the Growth Fund.

Buffalo Mid Cap Discovery Fund

The sub-section entitled “Summary Section – Buffalo Mid Cap Discovery Fund – Management – Co-Portfolio Managers” is revised as follows:

Co-Portfolio Managers. The Mid Cap Discovery Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service as Portfolio Manager	Current Title
Alan Norton	*	Portfolio Manager
Thomas Norton	*	Portfolio Manager
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*Effective May 18, 2026, Messrs. Alan Norton and Thomas Norton became co-portfolio managers of the Mid Cap Discovery Fund.

Buffalo Mid Cap Growth Fund

The sub-section entitled “Summary Section – Buffalo Mid Cap Growth Fund – Management – Co-Portfolio Managers” is revised as follows:

Portfolio Manager. The Mid Cap Growth Fund is managed by:

Portfolio Manager	Years of Service as Portfolio Manager	Current Title
Darren Schryer	*	Portfolio Manager

*Effective January 2, 2026, Mr. Schryer became a co-portfolio manager of the Mid Cap Growth Fund, and effective May 18, 2026, Mr. Schryer became the sole portfolio manager of the Mid Cap Growth Fund.

The following biographies under the sub-section entitled “Management – Portfolio Managers” are added or revised as follows:

Grant LacKamp, CFA, Portfolio Manager. Mr. LacKamp has been an investment professional since 2009 and joined KCM in 2024. Mr. LacKamp was formerly an analyst at Mitchell Capital Management in Leawood, Kansas and, prior to that, he was an analyst at Occidental Management/Optic Capital in Overland Park, Kansas. Mr. LacKamp holds a B.S. in Life Sciences from Kansas State University and an M.B.A., also from Kansas State University. Mr. LacKamp became the sole portfolio manager of the Growth Fund in May 2026.

Alan Norton, CFA, Co-Portfolio Manager. Mr. Alan Norton has been an investment professional since 1987 and joined KCM in 2026. Mr. Alan Norton was formerly a portfolio manager at Cold Creek Capital in Boston, Massachusetts and, prior to that, he was a portfolio manager at Cushing Asset Management in Boston, Massachusetts. Mr. Alan Norton holds a B.A. in History from Trinity College and an M.B.A. from Babson College. Mr. Alan Norton became co-portfolio manager of the Mid Cap Discovery Fund in May 2026.

Thomas Norton, CFA, Co-Portfolio Manager. Mr. Thomas Norton has been an investment professional since 1986 and joined KCM in 2026. Mr. Thomas Norton was formerly a portfolio manager at Cold Creek Capital in Boston, Massachusetts and, prior to that, he was a portfolio manager at Cushing Asset Management in Boston, Massachusetts. Mr. Thomas Norton holds a B.A. in Economics from Dartmouth College and an M.B.A. from UMass Boston. Mr. Thomas Norton became co-portfolio manager of the Mid Cap Discovery Fund in May 2026.

Darren Schryer, CFA, CPA, CFP®, Portfolio Manager. Mr. Schryer has been an investment professional since 2012 and joined KCM in 2026. Mr. Schryer was formerly a portfolio manager at Nuance Investments in Kansas City, Missouri. Mr. Schryer holds a B.S. in Finance and Accounting from the University of Maryland and an M.B.A. from the University of Texas McCombs School of Business. Mr. Schryer became a co-portfolio manager of the Mid Cap Growth Fund in January 2026 and has served as the sole portfolio manager of the Mid Cap Growth Fund since May 2026.

Please retain this Supplement with your Prospectus for reference.
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Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303
Supplement dated May 18, 2026
to the
Buffalo Funds®
Statement of Additional Information (“SAI”) dated July 29, 2025, as previously supplemented

Buffalo Growth Fund
Buffalo Mid Cap Discovery Fund
Buffalo Mid Cap Growth Fund

This supplement amends the SAI of the Buffalo Funds dated July 29, 2025, as previously supplemented.

Effective May 18, 2026, Mr. Grant LacKamp has been added as portfolio manager of the Buffalo Growth Fund (the “Growth Fund”) and Mr. Josh West will no longer serve as portfolio manager of the Growth Fund.

Also effective May 18, 2026, Messrs. Alan Norton and Thomas Norton have been added as co-portfolio managers of the Buffalo Mid Cap Discovery Fund (the “Mid Cap Discovery Fund”) and Mr. Dave Carlsen will no longer serve as a portfolio manager.

Also effective May 18, 2026, Mr. West will no longer serve as a co-portfolio manager of the Buffalo Mid Cap Growth Fund (the “Mid Cap Growth Fund”). Mr. Darren Schryer will continue to serve as portfolio manager of the Mid Cap Growth Fund.

Accordingly, the SAI is revised as described below. Information regarding Mr. West with respect to the Growth Fund and Mid Cap Growth Fund, and information regarding Mr. Carlsen with respect to the Mid Cap Discovery Fund should be disregarded.

The sub-section entitled “Portfolio Managers of the Funds – Other Accounts Managed by Portfolio Managers” is revised to add the following:

Portfolio Manager	Other Registered Investment Companies(1)		Other Pooled Investment Vehicles		Other Accounts
	Number	Total Assets	Number	Total Assets	Number	Total Assets

Buffalo Growth Fund
Grant LacKamp(2)	0	N/A	0	N/A	0	N/A

Buffalo Mid Cap Discovery Fund
Alan Norton(3)	0	N/A	0	N/A	37	$14.9 million
Thomas Norton(3)	0	N/A	0	N/A	37	$14.9 million
(1)    Some Buffalo Fund portfolio managers manage multiple portfolios within the Buffalo Funds series of mutual funds. All accounts listed in the category “Registered Investment Companies” are Buffalo Funds. The portfolio managers do not manage portfolios for any other registered investment companies except the Buffalo Funds.
(2)    Information is as of May 18, 2026.
(3)    Information is as of May 14, 2026.

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The sub-section entitled “Portfolio Managers of the Funds – Ownership of Securities in the Funds by Portfolio Managers as of March 31, 2025 (except as otherwise noted)” is revised to add the following:

Portfolio Manager	Dollar Range in Portfolio

Growth Fund
Grant LacKamp(1)	None

Mid Cap Growth Fund
Alan Norton(1)	None
Thomas Norton(1)	None
(1) As of May 18, 2026.

Please retain this Supplement with your SAI for reference.
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